UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ETF Industry Exposure & Financial Services ETF

Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ETF Industry Exposure & Financial Services ETF

Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to the Financial Statements	9
Report of Independent Registered Public Accounting Firm	19
Trustees and Officers of the Trust	20
Disclosure of Fund Expenses	23
Notice to Shareholders	24
Supplemental Information	25

The Fund files its complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-380-TETF; (ii) on the Fund’s website at www.tetfetf.com; and (iii) on the Commission’s website at www.sec.gov.

ETF Industry Exposure & Financial Services ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited)

Dear Shareholders,

On behalf of the entire Toroso Investments team, we want to express our appreciation for the confidence you have placed in the ETF Industry Exposure & Financial Services ETF (“TETF” or the “Fund”). The following information pertains to the fiscal period December 1, 2017 through November 30, 2018.

TETF is designed to provide exposure to publicly-traded companies that derive revenue from the exchange traded funds ecosystem. Despite $316 billion in net inflows, the assets of the ETF industry increased from $3.50 to $3.58 trillion in 2018 YTD in the United States. Additionally, the average weighted expense ratio for US ETFs dropped to 20 bps which represents 9% reduction in projected revenue from ETF issuers.(1) Our goal is for TETF to capture growth while eliminating less engaged subsectors within the financial services space. Constituents of the Fund include ETF sponsors, index & data companies, trading and custody providers, liquidity providers, and exchanges.

The Fund, starting from a net asset value of $18.65 per share on December 1, 2017 and ending at $18.30 per share at the close on November 30, 2018, had a net total return of -1.30%. TETF trailed the S&P 500 Index over the same period by 7.57%.

The best performing security in the Fund was Virtu Financial Inc (ticker: VIRT) at more than a 78% gain, while the worst performing security, Invesco Ltd (ticker: IVZ), showed a loss of more than -37%. Although ETF issuers suffered from reduced revenues, liquidity providers outperformed the broad market and benefited from volatility and increased ETF trading volumes.

We appreciate your investment in the ETF Industry Exposure & Financial Services ETF (ticker: TETF).

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

(1)     Source: Toroso ETF Security Master, which uses data provided by Morningstar, ETF Research Center, Bloomberg and FactSet. Figures based on average weighted expense ratio of U.S. ETFs on December 31, 2017 and November 30, 2018.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETF Industry Exposure & Financial Services ETF

Management Discussion of Fund Performance

November 30, 2018 (Unaudited)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018*
	One Year Return		Annualized Inception to Date
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETF Industry Exposure & Financial Services ETF	-1.30%	-1.51%	13.53%	13.45%
Toroso ETF Industry Index	-0.57%	-0.57%	14.36%	14.36%
S&P 500 Index	6.27%	6.27%	13.02%	13.02%

*Fund commenced operations on April 19, 2017.

‡Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit tetfetf.com or call 1-(844)-380-TETF for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

ETF Industry Exposure & Financial Services ETF

Schedule of Investments

November 30, 2018

Sector Weightings (Unaudited)†

99.5% Financials
0.5% Information Technology

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 99.7%

Financials — 99.2%
Ameriprise Financial	792	$102,762
Bank of New York Mellon	2,224	114,114
BlackRock, Cl A	1,016	434,858
Cboe Global Markets	2,632	283,256
Charles Schwab	9,544	427,571
Citigroup	568	36,801
CME Group, Cl A	680	129,254
Cowen, Cl A *	2,632	41,875
Deutsche Bank	3,408	31,217
Deutsche Boerse	304	38,826
E*TRADE Financial	752	39,322
FactSet Research Systems	512	120,059
Flow Traders	9,760	303,895
Franklin Resources	1,264	42,837
Goldman Sachs Group	1,200	228,828
Interactive Brokers Group, Cl A	720	41,652
Intercontinental Exchange	6,336	517,778
Invesco	20,584	418,884
Investment Technology Group	1,872	56,403
Janus Henderson Group	1,496	35,006
JPMorgan Chase	2,408	267,745
Legg Mason	1,296	37,545
London Stock Exchange Group	4,520	232,586
LPL Financial Holdings	632	40,556
Manulife Financial	2,256	37,246
MarketAxess Holdings	232	50,513
Morgan Stanley	840	37,288
Morningstar	320	37,805
MSCI, Cl A	2,808	441,109
Nasdaq	3,136	286,380
Nomura Holdings	24,000	108,090
Northern Trust	1,112	110,344
Principal Financial Group	696	34,327
S&P Global	2,344	428,624
SEI Investments	1,904	102,245
State Street	5,584	407,744
TD Ameritrade Holding	2,144	115,369
Thomson Reuters	912	45,892
UBS Group	2,512	33,987
Description	Shares	Fair Value
COMMON STOCK (Continued)
Financials (Continued)
US Bancorp	2,144	$116,762
Virtu Financial, Cl A	12,848	323,384
Virtus Investment Partners	984	93,480
WisdomTree Investments	60,504	428,973
		7,263,192
Information Technology — 0.5%
Envestnet *	680	37,155

Total Common Stock (Cost $7,655,341)
		7,300,347

Total Investments - 99.7% (Cost $7,655,341)
		$7,300,347

Percentages are based on Net Assets of $7,319,916.

*       Non-income producing security.

Cl — Class

As of November 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the year ended November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Statement of Assets and Liabilities

November 30, 2018

Assets:
Investments at Fair Value	$7,300,347
Cash	9,032
Dividends Receivable	14,270
Reclaims Receivable	109
Total Assets	7,323,758
Liabilities:
Advisory Fees Payable	3,842

Total Liabilities	3,842
Net Assets	$7,319,916
Net Assets Consist of:
Paid-in Capital	$7,613,303
Total Distributable Loss	(293,387)

Net Assets	$7,319,916

Investments, at Cost	$7,655,341
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	400,000
Net Asset Value, Offering and Redemption Price Per Share	$18.30

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Statement of Operations

For the year ended November 30, 2018

Investment Income:
Dividends	$155,675
Less: Foreign Taxes Withheld	(3,752)

Total Investment Income	151,923

Expenses:
Advisory Fees	47,234

Total Expenses	47,234

Net Investment Income	104,689

Net Realized Gain (Loss) on:
Investments(1)	140,196
Foreign Currency Transactions	(702)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(757,886)
Foreign Currency Translation	(4)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(618,396)

Net Decrease in Net Assets Resulting from Operations	$(513,707)

(1)  Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Statements of Changes in Net Assets

	Year Ended November 30, 2018	Period Ended November 30, 2017*
Operations:	$104,689	$19,472
Net Investment Income
Net Realized Gain on Investments and Foreign Currency Transactions(1)	139,494	67,100
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(757,890)	402,892
Net Increase (Decrease) in Net Assets Resulting from Operations	(513,707)	489,464

Distributions(2)	(29,654)	—

Capital Share Transactions:
Issued	5,108,601	4,069,383
Redeemed	(975,733)	(828,438)

Increase in Net Assets from Capital Share Transactions	4,132,868	3,240,945

Total Increase in Net Assets	3,589,507	3,730,409
Net Assets:
Beginning of Year or Period	3,730,409	—

End of Year or Period(3)	$7,319,916	$3,730,409

Share Transactions:
Issued	250,000	250,000
Redeemed	(50,000)	(50,000)

Net Increase in Shares Outstanding from Share Transactions	200,000	200,000
*	Commenced operations April 19, 2017.
(1)	Includes realized gains as a result of in-kind transactions (see Note 4 in Notes to Financial Statements).
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 8 in Notes to Financial Statements).
(3)	Includes undistributed net investment income of $21,536 in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/Period	Market Price, End of Year/Period	Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
ETF Industry Exposure & Financial Services ETF
2018	$18.65	$0.28	$(0.52)	$(0.24)	$(0.11)	$(0.00)^	$(0.11)	$18.30	$18.25	(1.30)%	$7,320	0.64%	1.42%	39%
2017(3)	15.00	0.15	3.50	3.65	—	—	—	18.65	18.64	24.33	3,730	0.64(4)	1.40(4)	48

*	Per share data calculated using average shares method.
^	Less than $0.005 per share.
(1)	Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
(3)	Commenced operations on April 19, 2017.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETF Industry Exposure & Financial Services ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, track the total return performance of the Toroso ETF Industry Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Penserra Capital Management, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically of at least 25,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities and/or cash constituting a substantial relocation, or a representation of the securities of the Index. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for suc     h securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board.

The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended November 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended November 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various overnight demand deposits and is classified as Cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of at least 25,000 Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover. In addition, the Fund may impose a variable fee for cash creations, nonstandard orders, or partial cash purchases for the Fund.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ETF Industry Exposure & Financial Services ETF	25,000	$500	$457,500	$500

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.64% of average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a license agreement with Toroso Investments, LLC, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Sub-Advisory Agreement

The Sub-Adviser is a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $20,000 minimum annual fee.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

3. AGREEMENTS (continued)

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the SEC. For the year ended November 30, 2018, the Fund paid commissions to affiliated brokers in the amount of $1,104.

Distribution

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to an amended and restated Distribution Agreement dated November 10, 2011 (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended November 30, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
ETF Industry Exposure & Financial Services ETF	$3,265,610	$2,789,197

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended November 30, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ETF Industry Exposure & Financial Services ETF	$4,640,885	$905,201	$164,565

For the year ended November 30, 2017, the Fund had $76,644 of net realized gains as a result of in-kind transactions.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences are primarily related to in-kind transactions, passive foreign investment company reclasses, foreign currency transactions and distribution reclasses and have been reclassified to/from the following accounts during the year ended November 30, 2018:

	Distributable Earnings/(Loss)*
	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in-Capital
ETF Industry Exposure & Financial Services ETF	$34,041	$(196,887)	$162,846

*      The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/(Loss), and Unrealized Gain/(Loss) to one line item “Total Distributable Earnings/(Loss)”. The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total Distributable Earnings/(Loss).

The reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

Ordinary Income
2018	$29,654
2017	—

As of November 30, 2018, the components of distributable earnings/(losses) on a tax basis were as follows:

ETF Industry Exposure & Financial Services ETF
Undistributed Ordinary Income	$214,040
Unrealized Appreciation (Depreciation)	(507,421)
Other Temporary Differences	(6)
Total distributable (losses)	$(293,387)

For Federal income tax purposes, the cost of securities owned at November 30, 2018, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years and passive foreign investment company. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at November 30, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
ETF Industry Exposure & Financial Services ETF	$7,807,768	$550,577	$(1,057,998)	$(507,421)

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. Tracking error refers to the risk that the Sub-Adviser may not be able to cause the Fund’s performance to match or correlate to that of the Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, the timing or magnitude of changes to the composition of the Index, regulatory policies, and high portfolio turnover rate. The Fund incurs operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of the Index. Tracking error may cause the Fund’s performance to be less than expected.

Industry Concentration Risk. To the extent that the Fund concentrates in the securities of issuers in a particular industry or group of industries, the Fund may face more risks than if it were diversified more broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the Fund may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Market Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, the Fund can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Operational Risk. Your ability to transact in Shares or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Passive Investment Risk. The Fund is not actively managed. Therefore, unless a specific security is removed from the Fund’s Index, or the selling of shares of that security is otherwise required upon a rebalancing of the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund Shares will decline, more or less, in correspondence with any decline in value of the Index. The Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies composing the portfolio securities holdings of the Fund are conducted. Unlike with an actively managed fund, the Sub- Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, as of the date of this annual report, a significant portion of the Fund’s assets was invested in companies in the financial services sector. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financial Services Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate. Companies engaged in ETF Activities could be adversely affected if the current growth of the ETF market is not sustained.

Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018 (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

underperform other segments of the market or the equity market as a whole. Securities of mid and small-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- and mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies. Also, there is typically less publicly available information concerning smaller- capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Trading Risk. Although the Shares of the Fund are listed for trading on a listing exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Secondary market trading in the Shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in the Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Shares will continue to be met or will remain unchanged.

Shares of the Fund may trade at, above or below their most recent NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings since the prior most recent calculation. The trading prices of the Fund’s Shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of the Fund’s Shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. However, given that Shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that the Fund’s Shares normally will trade close to its NAV, exchange prices are not expected to correlate exactly with NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of the Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

7. OTHER

At November 30, 2018, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

ETF Industry Exposure & Financial Services ETF

Notes to the Financial Statements

November 30, 2018 (concluded)

8. NEW ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

On December 24, 2018, the Fund declared a distribution payable of $0.5415 per share of ordinary income and $0.0322 per share of short-term capital gains to shareholders of record on December 26, 2018, and payable on December 31, 2018.

ETF Industry Exposure & Financial Services ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of ETF Industry Exposure & Financial Services ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ETF Industry Exposure & Financial Services ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets, including the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2019

ETF Industry Exposure & Financial Services ETF

Trustees and Officers of the Trust

November 30, 2018 (Unaudited)

The following chart lists Trustees and Officers as of November 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 1-(844)-380-TETF.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships Held by Trustee
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President	11	ETF Series Solutions, 2012 to 2014 – Trustee
Independent Trustees
David M. Mahle (1944)	Trustee	Since 2011	Jones Day, 2012 to 2015 – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 – Partner; Simplon International Ltd., 2012 to present – Director; Tuxedo Club, 2014 to Present – Governor	19	Exchange Listed Funds Trust (9) – Trustee; Source ETF Trust, 2014 to 2015 – Trustee

(1)    Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)         The Fund Complex includes each series of the Trust and of Exchange Listed Funds Trust.

ETF Industry Exposure & Financial Services ETF

Trustees and Officers of the Trust

November 30, 2018 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships Held by Trustee
Independent Trustees (continued)
Kurt Wolfgruber (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007 to 2009 – President	19	New Mountain Finance Corp. – Director; Exchange Listed Funds Trust (9) – Trustee; Source ETF Trust, 2014 to 2015 -Trustee
Mark Zurack (1957)	Trustee	Since 2011	Columbia Business School, 2002 to present – Professor	11	AQR Funds (49) – Trustee; Source ETF Trust, 2014 to 2015 – Trustee
Timothy J. Jacoby (1952)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014 - Senior Partner	19	Exchange Listed Funds Trust (9) – Trustee; Source ETF Trust, 2014 to 2015 – Trustee; Edward Jones Money Market Fund – Trustee

(1)         Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)         The Fund Complex includes each series of the Trust and of Exchange Listed Funds Trust.

ETF Industry Exposure & Financial Services ETF

Trustees and Officers of the Trust

November 30, 2018 (Unaudited) (concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120; the address of Eric Kleinschmidt is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456; and the address of Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 300, Wayne, PA 19087.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust, 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present – President; Exchange Traded Concepts, LLC, 2009 to present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President
Richard Hogan (1963)	Secretary	Since 2011	Exchange Traded Concepts, LLC, 2011 to present – Director; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Exchange Listed Funds Trust, 2012 to present – Trustee and Secretary; Peconic Land Trust, 2012 to present – Board Member and Treasurer; Yorkville ETF Advisors, 2011 to 2016 - Managing Member
James J. Baker Jr. (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President
Eric Kleinschmidt (1968)	Assistant Treasurer	Since 2013	Fund Accounting, SEI Investments Global Funds Services, 2004 to present – Director
Joseph Scavetti (1968)	Chief Compliance Officer	Since 2018	Palladiem, LLC, 2011 to 2018 – Chief Operating Officer

(1)       Each officer serves at the pleasure of the Board of Trustees.

ETF Industry Exposure & Financial Services ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2018 to November 30, 2018) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/01/18	Ending Account Value 11/30/18	Annualized Expense Ratios	Expenses Paid During Period(1)
ETF Industry Exposure & Financial Services ETF
Actual Fund Return	$1,000.00	$893 ..50	0.64%	$3.04
Hypothetical 5% Return	$1,000.00	$1,021.86	0.64%	$3.24

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the commencement of operations period shown).

ETF Industry Exposure & Financial Services ETF

Notice to Shareholders

November 30, 2018 (Unaudited)

For shareholders that do not have a November 30, 2018 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2018, the Fund is designating the following items with regard to distributions paid during the year:

	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
ETF Industry Exposure & Financial Services ETF	0.00%	100.00%	100.00%	85.13%	84.18%	0.00%	0.04%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” reflected as percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” reflected as a percentage of short term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

ETF Industry Exposure & Financial Services ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.tetfetf.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Sub-Adviser:

Penserra Capital Management LLC
4 Orinda Way
Suite 100-A
Orinda, California 94563

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments
Global Funds Services

One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

EMQ-AR-002-0200

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$73,000	N/A	N/A	$80,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$16,000	N/A	N/A	$21,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)      The aggregate non-audit fees and services billed by Cohen for the fiscal years 2018 and 2017 were $16,000 and $21,500, respectively.

(h)      During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 7, 2019

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: February 7, 2019